THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0%
	APPAREL & TEXTILE PRODUCTS - 2.6%
2,370	NIKE, Inc., Class B	$ 252,287

	ASSET MANAGEMENT - 3.2%
1,399	LPL Financial Holdings, Inc.	309,641

	AUTOMOTIVE - 17.2%
10,902	Harley-Davidson, Inc.	420,490
3,200	Rivian Automotive, Inc.(a)	104,672
4,149	Tesla, Inc.(a)	1,143,505
		1,668,667
	BEVERAGES - 4.0%
3,700	Celsius Holdings, Inc.(a)	382,913

	BIOTECH & PHARMA - 2.0%
1,265	Zoetis, Inc.	198,010

	E-COMMERCE DISCRETIONARY - 1.7%
7,000	Revolve Group, Inc.(a)	164,430

	ELECTRICAL EQUIPMENT - 3.4%
1,117	Generac Holdings, Inc.(a)	246,198
1,285	Trimble, Inc.(a)	81,276
		327,474
	ENGINEERING & CONSTRUCTION - 3.9%
2,684	Quanta Services, Inc.	379,249

	HEALTH CARE FACILITIES & SERVICES - 3.1%
1,412	Charles River Laboratories International, Inc.(a)	289,814

	INTERNET MEDIA & SERVICES - 19.8%
2,281	Airbnb, Inc., Class A(a)	258,027
8,023	Alphabet, Inc., Class A(a)	868,249
3,866	Match Group, Inc.(a)	218,545
7,399	Tencent Holdings Ltd. - ADR	305,579
THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INTERNET MEDIA & SERVICES - 19.8% (Continued)
7,780	Uber Technologies, Inc.(a)	$ 223,753
10,372	Yandex N.V., Class A(a)	35,576
		1,909,729
	LEISURE FACILITIES & SERVICES - 6.5%
5,899	Caesars Entertainment, Inc.(a)	254,365
234	Chipotle Mexican Grill, Inc.(a)	373,651
		628,016
	MEDICAL EQUIPMENT & DEVICES - 1.8%
733	Align Technology, Inc.(a)	178,632

	RENEWABLE ENERGY - 7.3%
1,073	Enphase Energy, Inc.(a)	307,350
10,886	Green Plains, Inc.(a)	398,754
		706,104
	RETAIL - DISCRETIONARY - 4.9%
16,026	Hertz Global Holdings, Inc.(a)	295,840
591	Lululemon Athletica, Inc.(a)	177,276
		473,116
	SEMICONDUCTORS - 4.3%
1,175	NVIDIA Corporation	177,355
2,100	Wolfspeed, Inc.(a)	238,287
		415,642
	SOFTWARE - 10.2%
3,500	Fortinet, Inc.(a)	170,415
453	Palo Alto Networks, Inc.(a)	252,235
1,846	Salesforce, Inc.(a)	288,197
3,051	Splunk, Inc.(a)	274,682
		985,529

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY HARDWARE - 3.1%	301,446
5,941	Ciena Corporation(a)

	TOTAL COMMON STOCKS (Cost $12,921,375)	$ 9,570,699

	TOTAL INVESTMENTS - 99.0% (Cost $12,921,375)	$ 9,570,699
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	96,968
	NET ASSETS - 100.0%	$ 9,667,667

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap

(a)	Non-income producing security.